Financial Instruments - Financial Assets Credit Quality (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 23,817.4	$ 17,079.4
Total for all external credit grades [member]
Disclosure of financial assets [line items]
Financial assets	23,817.4	17,079.4
AA and above | Total for all external credit grades [member]
Disclosure of financial assets [line items]
Financial assets	11,098.3	8,604.5
AA- | Total for all external credit grades [member]
Disclosure of financial assets [line items]
Financial assets	3,569.4	1,920.8
A+ | Total for all external credit grades [member]
Disclosure of financial assets [line items]
Financial assets	882.4	488.9
A | Total for all external credit grades [member]
Disclosure of financial assets [line items]
Financial assets	3,906.3	11.7
A- | Total for all external credit grades [member]
Disclosure of financial assets [line items]
Financial assets	39.9	162.0
BBB+ | Total for all external credit grades [member]
Disclosure of financial assets [line items]
Financial assets	257.3	57.0
Lower and unrated | Total for all external credit grades [member]
Disclosure of financial assets [line items]
Financial assets	$ 4,063.8	$ 5,834.5